Pension and Other Postretirement Benefits (Q3) (Tables)	9 Months Ended
Sep. 30, 2017
Pension and Other Postretirement Benefits [Abstract]
Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost for the Company’s defined benefit pension plans and other postretirement benefit plans recognized for the three and nine month periods ended September 30, 2017 and 2016:

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Service cost	$—	$—	$0.5	$1.4	$—	$—
Interest cost	0.6	1.7	2.0	5.8	—	0.1
Expected return on plan assets	(1.1)	(3.3)	(2.7)	(7.7)	—	—
Recognition of:
Unrecognized prior service cost	—	—	—	—	—	—
Unrecognized net actuarial loss	—	—	1.3	3.7	—	—
	$(0.5)	$(1.6)	$1.1	$3.2	$—	$0.1
	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Service cost	$—	$—	$0.4	$1.3	$—	$—
Interest cost	0.6	2.0	2.3	7.3	—	0.1
Expected return on plan assets	(1.1)	(3.4)	(2.8)	(9.0)	—	—
Recognition of:
Unrecognized prior service cost	—	—	—	—	—	—
Unrecognized net actuarial loss	—	—	0.7	2.3	—	—
	$(0.5)	$(1.4)	$0.6	$1.9	$—	$0.1